Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities

Accrued Liabilities	Year Ended December 31,
	2024 $	2023 $
Voyage and vessel	36,665	41,729
Obligation related to EU ETS	6,588	—
Corporate accruals	1,654	1,200
Interest	548	1,177
Payroll and benefits (note 16)	30,213	27,562
Accrued liabilities	75,668	71,668

Other Noncurrent Liabilities

Other Long-Term Liabilities	Year Ended December 31,
	2024 $	2023 $
Freight tax provision (note 18)	41,404	47,813
Office lease liability - long term	8,698	8,764
Defined contribution pension liability	5,091	6,594
Other (note 16)	1,467	796
Other long-term liabilities	56,660	63,967